Schedule of investments
Nomura Tax-Free USA Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.66%
Education Revenue Bonds — 13.39%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	$ 298,742
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	225,000	231,802
144A 6.00% 7/1/47 #	400,000	406,332
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	346,819
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	495,895
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	2,295,000	1,478,554
Series A 2.375% 7/1/52	2,500,000	1,494,000
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,830,000	1,475,785
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	3,050,208
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	351,866
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,392,112
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	3,100,000	3,499,838
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,218,513
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,010,520
5.25% 7/1/57	4,000,000	4,030,960
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	3,860,450
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,055,000	2,369,189
Series V-1 5.00% 5/1/49	16,065,000	18,423,663
Series V-2 5.00% 4/1/51	1,000,000	1,141,080
NQ- 011 [1125] 0126 (5100810)    1

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,110,000	$ 3,938,736
California School Finance Authority Revenue
(Envision Education – Obligated Group) Series A 144A 5.00% 6/1/44 #	750,000	709,177
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	1,098,073
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,375,628
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	3,000,000	2,904,450
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,950,011
5.75% 4/1/48 (BAM)	2,000,000	2,122,040
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,241,005
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project) 144A 5.75% 7/1/45 #	2,270,000	2,288,069
Florida Development Finance Revenue
(Mater Academy Project) Series A 4.00% 6/15/42	500,000	449,730
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy Of Leadership Obligated Group Project) 144A 5.00% 6/15/64 #	2,835,000	2,551,245
Illinois Finance Authority Revenue
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,490,000	1,540,630
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,485,625
Series A 5.125% 6/1/58	4,000,000	4,008,800
2    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series A-1 5.00% 7/1/64 (BAM)	3,000,000	$ 3,058,800
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	250,137
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	3,575,000	3,440,008
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,707,940
(Reid Traditional Schools Projects) 5.00% 7/1/47	1,785,000	1,678,400
(Social Bonds-Arizona Autism Charter Schools Project) Series A 144A 4.00% 7/1/61 #	800,000	590,856
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,764,425
(Harvard University) Series A 5.00% 7/15/40	5,000,000	5,975,100
Miami-Dade County, Florida Educational Facilities Authority Revenue
(Academir Charter Schools Project) Series A 144A 5.50% 7/1/61 #	750,000	684,960
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	5,140,100
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	5,000,000	5,421,050
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	4,000,000	4,385,640
Permanent University Fund - University of Texas System Revenue
Series A 5.00% 7/1/39	2,000,000	2,387,480
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,966,924
NQ- 011 [1125] 0126 (5100810)    3

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	$ 600,000
Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.25% 8/1/44	1,850,000	1,904,020
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	5,000,000	5,640,500
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	5,000,000	4,565,900
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	6,950,000	7,023,045
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,062,560
(The Evergreen School Project) 4.50% 7/1/55	2,000,000	1,859,400
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,685,399	5,966,087
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,903,122
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,197,840
		154,413,841
Electric Revenue Bonds — 3.37%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,062,620
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	1,500,000	1,563,405
Series A 5.00% 7/1/55 (BAM)	1,000,000	1,042,260
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	8,285,000	7,266,774
4    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	$ 2,807,350
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,446,387
Series A 5.05% 7/1/42 ‡	155,000	103,463
Series A 6.75% 7/1/36 ‡	1,725,000	1,151,437
Series AAA 5.25% 7/1/26 ‡	320,000	212,800
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,338,337
Series TT 5.00% 7/1/32 ‡	2,705,000	1,805,587
Series WW 5.00% 7/1/28 ‡	1,060,000	707,550
Series WW 5.25% 7/1/33 ‡	2,485,000	1,658,737
Series XX 4.75% 7/1/26 ‡	425,000	283,688
Series XX 5.75% 7/1/36 ‡	125,000	83,438
Series ZZ 4.75% 7/1/27 ‡	335,000	223,613
Series ZZ 5.25% 7/1/26 ‡	440,000	292,600
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project)
Series A 5.00% 1/1/47	1,500,000	1,579,080
Series B 5.25% 1/1/53	6,500,000	6,922,110
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	5,000,000	5,370,800
		38,922,036
Healthcare Revenue Bonds — 12.50%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/40	1,750,000	1,654,958
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,012,915
Series D 7.25% 1/1/52	1,980,000	871,299
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	135,244
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 0.00% 1/1/59 ~	435,385	65,813
NQ- 011 [1125] 0126 (5100810)    5

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	438,686	$ 335,160
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 0.00% 1/1/59 ~	517,536	273,047
(ISF - Ativo Portfolio) Series A 144A 6.875% 3/1/55 #	1,900,000	1,939,197
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,000,000	745,830
Series A 3.00% 8/15/51 (BAM)	4,000,000	3,113,640
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	10,520,000	11,954,823
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,031,784
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	2,250,000	2,068,852
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,430,650
(Intermountain Healthcare) Series A 4.00% 5/15/52	3,000,000	2,747,910
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	1,536,630
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	143,820
5.25% 11/15/46	415,000	368,786
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	149,804
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	253,000
6    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Grand Rapids Economic Development Revenue
(Beacon Hill at Eastgate Project) 6.00% 11/1/50	1,000,000	$ 992,670
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	4,000,000	4,374,560
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	2,880,000	3,094,877
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	10,687,972
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,814,637
(The Admiral at the Lake Project) 5.25% 5/15/42	1,000,000	872,990
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,145,680
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,473,079
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	705,949
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	405,000	412,379
Michigan State Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,347,045
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	7,500,000	6,584,850
NQ- 011 [1125] 0126 (5100810)    7

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	$ 6,283,200
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,840,898
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,442,945
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,586,000
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AG)	12,640,000	9,336,157
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35	2,500,000	2,906,525
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	6,245,000	5,497,286
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	657,000
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	753,000
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	3,098,502
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 5.50% 8/15/55	5,000,000	5,463,650
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group) 5.25% 5/15/49	950,000	969,751
8    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,805,000	$ 3,508,172
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	2,195,000	1,419,902
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,372,850
4.00% 12/1/51	3,000,000	2,535,540
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	2,000,000	2,007,780
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group)
Series A 5.00% 6/1/53	2,000,000	2,041,100
Series A 5.50% 6/1/50	2,115,000	2,267,026
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AG)	1,250,000	1,281,212
5.75% 11/1/53 (AG)	2,500,000	2,709,750
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,770,037
5.25% 11/15/61	3,500,000	3,524,955
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	1,036,800
4.00% 8/1/43	1,500,000	1,423,515
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/49	1,000,000	1,049,790
		144,123,193
NQ- 011 [1125] 0126 (5100810)    9

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 4.67%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50 (GNMA) (FNMA) (FHLMC)	5,000,000	$ 4,927,400
4.65% 12/1/52 (GNMA) (FNMA) (FHLMC)	4,000,000	3,994,160
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	927,953
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,132,630
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	4,000,000	4,195,200
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54 (GNMA)	1,200,000	1,222,392
Massachusetts Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 12/1/67	1,800,000	1,811,268
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	2,000,000	1,982,720
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,177,650
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	2,500,000	2,499,875
Ohio Housing Finance Agency Revenue
(Mortgage - Backed Securities Program)
Series B 4.70% 9/1/54 (GNMA) (FNMA) (FHLMC)	1,955,000	1,952,087
Series C 4.70% 9/1/54 (GNMA)	1,495,000	1,494,985
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	2,000,000	2,015,520
Series 143A 5.45% 4/1/51	3,000,000	3,148,230
Series 146A 4.75% 4/1/53	5,000,000	4,982,550
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53 (GNMA)	4,000,000	3,963,400
10    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Virginia Housing Development Authority Revenue
Series H 4.75% 12/1/59	2,500,000	$ 2,487,775
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49 (GNMA) (FNMA) (FHLMC)	2,385,000	2,369,426
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,511,700
		53,796,921
Industrial Development Revenue/Pollution ControlRevenue Bonds — 13.90%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	10,575
Series A 144A 7.75% 7/1/50 #, ‡	6,685,000	157,098
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	6,997,900
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,429,650
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series B 5.00% 10/1/55 •	3,440,000	3,720,291
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	8,275,000	5,894,283
Series A-2 Class 1 4.00% 6/1/48	13,810,000	12,014,009
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series G 5.00% 11/1/55 •	2,500,000	2,625,475
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 12.00% 1/1/65 (AMT) •	7,755,000	6,591,750
Central Plains, Nebraska Energy Project Revenue
(Project No. 3) Series A 5.00% 9/1/34	2,000,000	2,198,140
NQ- 011 [1125] 0126 (5100810)    11

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,750,000	$ 3,812,325
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 9.175% 5/15/57 ^	28,335,000	1,353,563
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	40,000	39,666
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 1.627% 6/1/60 #, ^	94,800,000	3,329,376
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	2,815,000	1,443,870
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,986,700
5.50% 7/1/53 (AMT)	5,000,000	4,150,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	13,400,000	11,264,978
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	2,480,000	124,000
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	7,706,240
Series F 144A 1.418% 6/1/57 #, ^	84,485,000	4,236,078
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	2,000,000	2,173,180
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,153,580
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	500,000	425,600
12    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project) Series B 4.75% 12/1/54 (AMT)	2,000,000	$ 1,869,020
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project) Series A 5.00% 6/1/54 (AMT)	2,500,000	2,428,225
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	940,000	995,629
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.18% 3/1/26 (AG) ^	3,185,000	3,160,444
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	16,518,332
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	2,500,000	2,396,875
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,025,000	4,371,633
Savannah, Georgia Convention Center Authority Revenue
(Convention Center Hotel - First Tier Bonds) Series A 5.25% 6/1/61	3,000,000	3,009,060
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	4,250,000	4,441,802
(Project No. 2) Series B 4.00% 12/1/51 •	5,000,000	5,101,850
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,017,160
6.00% 12/1/53	4,000,000	4,061,720
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	2,758,425
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,684,437
NQ- 011 [1125] 0126 (5100810)    13

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	$ 398,165
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	5,000,000	5,013,350
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,170,000	2,155,743
		160,220,197
Lease Revenue Bonds — 8.78%
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
1.074% 12/15/56 (AG) ^	44,795,000	10,032,288
5.92% 12/15/56 ^	5,000,000	1,070,050
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,760,420
Series A 4.00% 6/15/52	12,885,000	10,953,409
Series A 5.61% 12/15/56 (BAM) ^	8,000,000	1,791,680
Series B 4.933% 12/15/51 (BAM) ^	12,975,000	3,745,234
Series B 5.118% 12/15/54 (BAM) ^	34,355,000	8,521,071
Series B 5.26% 12/15/54 ^	5,000,000	1,188,550
Series B-1 4.57% 6/15/47 (AG) ^	7,740,000	2,830,905
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	6,274,801
(Transportation Program Bonds)
Series AA 5.00% 6/15/55	7,000,000	7,280,490
Series AA 5.25% 6/15/41	4,500,000	5,003,730
Series BB 5.25% 6/15/50	3,150,000	3,322,242
Series CC 5.25% 6/15/50	5,000,000	5,301,150
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	12,611,965
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,893,225
Series A-1 3.00% 3/15/51	3,000,000	2,228,850
14    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54 (GNMA)	1,320,000	$ 1,341,846
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,499,500
Washington Metropolitan Area Transit Authority Dedicated Revenue
(Second Lien)
Series A 5.25% 7/15/55	2,000,000	2,116,120
Series A 5.50% 7/15/60	6,000,000	6,498,540
		101,266,066
Local General Obligation Bonds — 4.65%
Arapahoe County, Colorada Cherry Creek School District No. 5
5.25% 12/15/43	2,500,000	2,786,325
City of Chicago, Illinois
Series A 6.00% 1/1/50	1,350,000	1,418,755
(Chicago Recovery Plan) Series A 5.25% 1/1/45	5,000,000	4,933,400
City of Goodyear, Arizona
3.00% 7/1/39	750,000	679,770
Collin and Dentan County, Texas Prosper Independent School District
5.25% 2/15/55 (PSF)	2,000,000	2,151,040
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,787,400
Harris and Waller County, Texas Katy Independent School District
5.25% 2/15/54 (PSF)	5,000,000	5,401,350
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,770,000	2,151,875
Montgomery County, Maryland
Series A 5.00% 10/1/39	7,500,000	8,396,400
New York City, New York
Series G-1 5.25% 2/1/50	2,000,000	2,111,700
Palomar Health, California
Series A 6.746% 8/1/32 (AG) ^	5,000,000	3,769,150
Series A 7.00% 8/1/31 (AG) ^	3,315,000	2,618,916
Series A 7.07% 8/1/33 (AG) ^	5,000,000	3,585,850
NQ- 011 [1125] 0126 (5100810)    15

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	$ 5,316,900
Wisconsin Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	2,500,000	2,510,225
		53,619,056
Pre-Refunded/Escrowed to Maturity Bonds — 1.52%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	74,526
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,312,919
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,887,921
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AG) §, ~	7,000,000	7,219,380
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35-34 §	65,000	75,675
		17,570,421
Resource Recovery Revenue Bond — 0.08%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,485,673	891,404
		891,404
Special Tax Revenue Bonds — 14.58%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	709,820
Commonwealth of Puerto Rico Revenue
1.827% 11/1/51 •	2,664,230	1,741,740
3.189% 11/1/43 •	29,277,934	18,774,476
16    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Downtown Revitalization Public Infrastructure District Revenue
(SEG - Redevelopment Project) Series B 5.50% 6/1/55 (AG)	2,750,000	$ 2,964,143
Florida Village Community Development District No. 15 Revenue
(City Of Wildwood, Florida) 144A 4.80% 5/1/55 #	1,495,000	1,437,233
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	27,342,388	26,618,908
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,163,640
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	317,028
Series A 5.00% 10/1/39	2,205,000	2,289,253
Metropolitan Government Nashville & Davidson County Sports Authority
(Stadium Project Senior Lien) Series A 5.25% 7/1/56 (AG)	2,555,000	2,667,829
(Stadium Project) Series B 5.25% 7/1/56 (AG)	1,130,000	1,178,352
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.29% 3/1/27 (AG) ^	3,000,000	2,884,500
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,072,960
New York City, New York Transitional Finance Authority Revenue
(Subordinate Bonds) Series F 5.00% 11/1/36	2,500,000	2,882,750
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	20,775,000	19,777,800
Series A-1 5.00% 7/1/58	5,560,000	5,420,778
Series A-1 5.616% 7/1/46 ^	145,500,000	49,614,045
Series A-1 6.013% 7/1/51 ^	57,611,000	14,357,237
Series A-2 4.329% 7/1/40	1,000,000	975,380
NQ- 011 [1125] 0126 (5100810)    17

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Subordinate Series A-1 5.25% 5/15/64	3,000,000	$ 3,148,260
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	825,000	660,000
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,427,080
		168,083,212
State General Obligation Bonds — 6.31%
California State
(Various Purpose)
5.00% 9/1/43	5,000,000	5,478,900
Series C 5.00% 11/1/42	2,000,000	2,182,360
Commonwealth of Pennsylvania
Series A 5.00% 8/15/34	2,500,000	2,925,800
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	215,000	198,811
Series A-1 4.00% 7/1/46	18,175,844	16,172,502
Illinois State
5.50% 5/1/39	3,725,000	3,980,907
Series A 4.00% 3/1/41	1,110,000	1,060,383
Series A 5.50% 3/1/47	5,700,000	5,994,120
Series B 5.50% 5/1/47	2,000,000	2,104,800
Series C 4.00% 10/1/48	1,605,000	1,424,277
Series D 5.00% 9/1/40	5,000,000	5,374,500
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	7,950,227
Oregon State
(Article XI-F(1) Projects and Refunding) Series F 5.00% 8/1/27	1,365,000	1,419,737
(Article XI-G Projects and Refunding) Series G 5.00% 8/1/27	1,250,000	1,300,125
State of California
(Various Purpose)
5.25% 8/1/44	2,000,000	2,231,600
5.50% 8/1/49	5,000,000	5,561,600
18    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
Series B 5.00% 6/1/46	1,500,000	$ 1,585,230
Series D 5.00% 6/1/33	2,500,000	2,897,025
Series R 5.00% 7/1/34	2,500,000	2,928,350
		72,771,254
Transportation Revenue Bonds — 12.58%
Alaska Railroad Corporation Cruise Port Revenue
6.00% 10/1/50 (AMT) (AG)	1,500,000	1,637,295
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	2,275,000	2,370,732
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/41	1,575,000	1,713,112
Chicago O'Hare International Airport Revenue
(Senior Lien) Series E 5.50% 1/1/55 (AMT)	6,500,000	6,827,015
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,459,100
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,088,990
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,079,790
City of Chicago, Illinois International Airport Revenue
Series B 5.50% 1/1/59	3,650,000	3,923,239
City of Dallas and Fort Worth, Texas International Airport Revenue
5.00% 11/1/43	3,000,000	3,236,010
City of Los Angeles, California Department of Airports Revenue
(Senior Bonds) Series C 4.00% 5/15/50 (AMT)	2,500,000	2,257,525
(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,219,510
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,260,553
Series B 5.00% 7/1/49 (AMT)	1,770,000	1,791,576
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	2,000,000	2,019,800
NQ- 011 [1125] 0126 (5100810)    19

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 14.286% 7/15/32 (AMT) #, •	13,000,000	$ 4,225,000
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,100,000	5,298,390
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project)
5.00% 9/1/66 (AMT)	2,610,000	2,492,446
5.50% 9/1/59 (AMT)	3,865,000	3,950,996
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,065,620
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,377,270
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,543,092
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,449,132
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,124,959
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,000,000	5,395,500
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	5,000,000	5,111,150
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.375% 6/30/60 (AMT)	5,000,000	5,017,850
Series A 5.25% 12/31/54 (AMT) (AG)	7,500,000	7,630,125
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	2,650,000	2,530,299
Series B 0.00% 12/31/54 (AG) (AMT) ~	2,500,000	1,634,450
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AG) ~	4,000,000	4,066,600
Port Authority of New York & New Jersey Revenue
Series 248 5.00% 1/15/28	2,000,000	2,106,240
Port of Seattle Intermediate Lien Revenue
Series B 5.50% 10/1/50 (AMT)	5,000,000	5,340,450
20    NQ- 011 [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego County, California Regional Airport Authority
(Private Activity) Series B 5.50% 7/1/55 (AMT)	5,000,000	$ 5,385,850
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	4,472,850
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,865,583
Series A 4.00% 5/1/49 (AMT)	3,955,000	3,571,761
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,215,150
Texas Transportation Finance Revenue
Series A 5.50% 10/1/55	5,000,000	5,477,000
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	7,500,000	7,785,300
6.50% 12/31/65 (AMT)	7,250,000	8,023,357
		145,040,667
Water & Sewer Revenue Bonds — 1.33%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	2,105,000	2,269,906
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	1,500,000	1,621,650
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	5,000,000	5,296,800
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,743,180
NQ- 011 [1125] 0126 (5100810)    21

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Texas Water Development Board Revenue
(Master Trust) 5.00% 10/15/44	1,250,000	$ 1,354,600
		15,286,136
Total Municipal Bonds (cost $1,128,898,435)		1,126,004,404
	Number of shares
Common Stock — 0.09%
Industrial — 0.09%
TimberHP =, †, π	225,640	1,084,968
Total Common Stock (cost $1,084,968)		1,084,968
	Principal amount
Short-Term Investments — 1.05%
Variable Rate Demand Notes — 1.05%
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 2.85% 2/1/48 (LOC - TD Bank, N.A.)¤	465,000	465,000
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 2.25% 11/15/52 (SPA - Northern Trust)¤	9,000,000	9,000,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.85% 8/1/34 (LOC - TD Bank, N.A.)¤	1,600,000	1,600,000
22    NQ- 011 [1125] 0126 (5100810)

	Principal amount	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
San Francisco, California Bay Area Toll Authority Revenue
Series I 2.40% 4/1/59 (LOC - TD Bank, N.A.)¤	1,000,000	$ 1,000,000
Total Short-Term Investments (cost $12,065,000)		12,065,000
Total Value of Securities—98.80% (cost $1,142,048,403)		1,139,154,372

Receivables and Other Assets Net of Liabilities—1.20%		13,864,551
Net Assets Applicable to 112,365,096 Shares Outstanding—100.00%		$1,153,018,923
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $102,272,258, which represents 8.87% of the Fund’s net assets.
‡	Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- 011 [1125] 0126 (5100810)    23

Schedule of investments
Nomura Tax-Free USA Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2025, the aggregate value of restricted securities was $1,084,968, which represented 0.09% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$1,084,967	$1,084,967
Summary of abbreviations:
AG – Aktiengesellschaft
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
24    NQ- 011 [1125] 0126 (5100810)